CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities:
Net loss	$ (2,423,000)	$ (760,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	40,000	18,000
Amortization of right-of-use assets	363,000	51,000
Increase in net parent investment for corporate overhead	240,000	247,000
Changes in operating assets and liabilities
Accounts receivable	(462,000)	110,000
Prepaid expenses and other current assets	1,044,000	(1,775,000)
Inventory	(1,538,000)	(176,000)
Accounts payable	253,000	(457,000)
Lease liabilities	(227,000)	(45,000)
Other current liabilities	148,000	240,000
Net cash used in operating activities	(2,562,000)	(2,547,000)
Cash flows from investing activities:
Purchase of property and equipment	(177,000)
Cash used in investing activities	(177,000)
Cash flows from financing activities:
Proceeds from investment from parent	2,591,000	2,663,000
Proceeds from debt, net of payments	101,000
Net cash provided by financing activities	2,692,000	2,663,000
Net (decrease) increase in cash and cash equivalents	(47,000)	116,000
Cash at beginning of period	112,000	258,000
Cash at end of period	65,000	374,000
Non-cash investing and financing activities
Recognition of new operating lease right-of-use assets and lease liabilities	1,905,000
Acquisition of net assets	$ 162,000